Events after the reporting date	6 Months Ended
Jun. 30, 2023
Events after the reporting date [Abstract]
Events after the reporting date
16.	Events after the reporting date
There were no events after the reporting date requiring disclosure in these unaudited condensed consolidated interim financial statements.